Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest and Dividend Income
Loans, including fees	$ 10,157	$ 8,724
Securities - taxable	304	269
Securities - tax exempt	110	99
Mortgage-backed securities	116	202
Other	45	23
Total Interest and Dividend Income	10,732	9,317
Interest Expense
Deposits	1,811	1,436
Short-term borrowings	102	9
Long-term borrowings	865	711
Total Interest Expense	2,778	2,156
Net Interest Income	7,954	7,161
Provision for loan losses	271	180
Net Interest Income after Provision for loan losses	7,683	6,981
Other Income
Service fees	164	157
Fee income	174	169
Realized gain on sale of securities		36
Increase in cash surrender value of bank owned life insurance	62	67
Realized gain on sale of loans	2,146	2,252
Mortgage fee income	845	814
Other	185	160
Total Other Income	3,576	3,655
Other Expense
Salaries and employee benefits	6,609	6,095
Occupancy	1,069	1,006
Data processing costs	348	186
Advertising	162	125
Equipment	563	611
Electronic banking	93	115
Directors' fees	261	249
Mortgage fees and taxes	144	(127)
FDIC premium expense	103	138
Audit and tax services	182	141
Professional services	217	168
Other	770	663
Total Other Expense	10,521	9,370
Income before Income Taxes	738	1,266
Provision for Income Taxes	448	328
Net Income	$ 290	$ 938
Basic earnings per common share (in dollars per share)	$ 0.15	$ 0.49